Description of Business and Summary of Significant Accounting Policies- Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies [Line Items]
Number of operating segments | segment	1
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Concentration percentage	100.00%	100.00%	100.00%
Cash and cash equivalents	$ 204,648,000	$ 60,004,000
Cash, cash equivalents and short-term investments	350,300,000
Available borrowing capacity	25,000,000.0
Cash equivalents	129,400,000	44,700,000
Short-term investments	145,600,000	2,200,000
Net change in inventory reserves	(700,000)	(1,800,000)	$ 1,200,000
Asset Impairment Charges	$ 0
Standard product warranty term	1 year
Extended service-type warranty term	2 years
Commission expenses	$ 700,000	500,000	500,000
Advertising cost	1,400,000	2,300,000	$ 1,700,000
Liabilities for loss contingencies	$ 0	$ 0
Minimum | Buildings
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	15 years
Minimum | Building improvements
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	7 years
Minimum | Machinery and equipment
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	3 years
Minimum | Furniture and fixtures
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	3 years
Minimum | Vehicles
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	3 years
Minimum | Software
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	3 years
Maximum | Buildings
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	30 years
Maximum | Building improvements
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	15 years
Maximum | Leasehold improvements
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	5 years
Maximum | Machinery and equipment
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	5 years
Maximum | Furniture and fixtures
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	5 years
Maximum | Vehicles
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	5 years
Maximum | Software
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	5 years
Accounts receivable | Customer Concentration Risk | Two customers
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	47.00%
Accounts payable | Supplier Concentration Risk | One Supplier
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	34.00%	36.00%